Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 1,394,822	$ 1,328,285	$ 1,185,583
Cost of Sales [Member]
Cost of Raw Meterial And Suppiles	(413,283)	(335,192)	(309,103)
Personnel expenses	(172,159)	(162,335)	(127,556)
Depreciation expense	(232,365)	(271,239)	(305,091)
Amortization expense	(2,921)	(3,210)	(3,469)
Small deposit amortization expense	(5,440)	(9,498)	(2,287)
Inventory provision variation	(14,989)	(926)	2,597
Operating leases	(96,094)	(90,325)	(62,599)
Investment plan expenses	(13,956)	(16,624)	(17,574)
Maintenance and repair	(5,306)	(6,051)	(3,956)
Contractors,	(67,337)	(62,300)	(49,862)
Mining concessions	(7,802)	(7,313)	(12,888)
Operations transport	(54,057)	(45,864)	(37,809)
Freight and product transport costs	(131,729)	(132,260)	(96,295)
Packaging costs	(2,402)	(1,712)	(4,244)
Purchases from third parties	(113,898)	(125,456)	(120,040)
Insurance policies	(11,199)	(12,110)	(7,620)
CORFO right	(46,274)	(41,962)	(23,155)
Other expenses, by nature	(3,611)	(3,908)	(4,632)
Total	$ (1,394,822)	$ (1,328,285)	$ (1,185,583)